Fair Value Measurements - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring - Level 3 - Stock Purchase Warrants - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Warrants, beginning of year	$ 575	$ 10,328
Fair value on issuance	36,596	0
Unrealized loss included in earnings	(6,422)	(9,753)
Warrants, end of year	$ 30,749	$ 575